Expense Example - MRP SynthEquity(R) Nasdaq 100 ETF - MRP SynthEquity(R) Nasdaq 100 ETF	Jul. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,166